INCOME TAX - Components of income tax provision (Details) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Federal
Deferred		$ (59,200)
Change in valuation allowance		59,200
Income tax provision	$ 0
Federal and state net operating loss		$ 13,199